Debt - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt
Debt	$ 20,000		$ 20,000		$ 57,000	$ 0
Revolving credit facility
Debt
Debt	20,000		20,000		$ 57,000
Finance costs, net	$ 1,400	$ 1,300	$ 2,700	$ 2,600
Revolving credit facility | Federal Funds Effective Rate
Debt
Additional interest added to the base rate (in percent)	0.50%		0.50%
Revolving credit facility | Base rate canada | Minimum
Debt
Additional interest added to the base rate (in percent)	0.75%		0.75%		0.75%
Revolving credit facility | Base rate canada | Maximum
Debt
Additional interest added to the base rate (in percent)	1.75%		1.75%		1.75%
Revolving credit facility | SOFR loan | Minimum
Debt
Additional interest added to the base rate (in percent)	1.75%		1.75%		1.75%
Revolving credit facility | SOFR loan | Maximum
Debt
Additional interest added to the base rate (in percent)	2.75%		2.75%		2.75%